UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21671

RMR PREFERRED DIVIDEND FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Adam D. Portnoy, President	Michael K. Hoffman, Esq.
RMR Preferred Dividend Fund	Skadden, Arps, Slate, Meagher & Flom LLP
400 Centre Street	4 Times Square
Newton, Massachusetts 02458	New York, New York 10036-6522

Julie A. Tedesco, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 23, 2009

(the date that the registrant ceased operations)

The Fund merged with RMR Real Estate Income Fund and ceased operations on June 23, 2009. The Fund has filed an application of de-registration with the Securities and Exchange Commission.

Voting Record

Fund	RDR

Company	Alexandria Real Estate Equities, Inc.
Ticker:	ARE	Cusip:	015271109
Meeting Date:	5/20/2009	Record Date:	3/31/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Joel S. Marcus, (2) Richard B. Jennings, (3) John L. Atkins, III, (4) Richard H. Klein, (5) James H. Richardson, (6) Martin A. Simonetti, (7) Alan G. Walton.

		For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accountants for the fiscal year ending December 31, 2009.	For	For	Management

Company	Apartment Investment & Management Company
Ticker:	AIV	Cusip:	03748R101
Meeting Date:	4/27/2009	Record Date:	2/27/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) James N. Bailey, (2) Terry Considine, (3) Richard S. Ellwood, (4) Thomas L. Keltner, (5) J. Landis Martin, (6) Robert A. Miller, (7) Michael A. Stein.

		For	For	Management

2.00	To ratify the selection of Ernst & Young LLP to serve as the independent registered public accounting firm for AIMCO for the fiscal year ending December 31, 2009.	For	For	Management

3.00	Stockholder proposal regarding enactment of a majority vote standard for future uncontested director elections.	Abstained	Abstained	Stockholder

Company	Associated Estates Realty Corporation
Ticker:	AEC	Cusip:	045604105
Meeting Date:	5/6/2009	Record Date:	3/16/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Albert T. Adams, (2) James M. Delaney, (3) Jeffrey I. Friedman, (4) Michael E. Gibbons, (5) Mark L. Milstein, (6) James A. Schoff, (7) Richard T. Schwarz.

		For	For	Management

2.00	To ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent accountants for the company’s fiscal year ending December 31, 2009.	For	For	Management

Company	AvalonBay Communities, Inc.
Ticker:	AVB	Cusip:	053484101
Meeting Date:	5/21/2009	Record Date:	3/6/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Bryce Blair, (2) Bruce A. Choate, (3) John J. Healy, Jr., (4) Gilbert M. Meyer, (5) Timothy J. Naughton, (6) Lance R. Primis, (7) Peter S. Rummell, (8) H. Jay Sarles, (9) W. Edward Walter.

		For	For	Management

2.00	To approve the AvalonBay Communities, Inc. 2009 stock option and incentive plan.	For	For	Management

3.00	To ratify the selection of Ernst & Young LLP as the company’s independent auditors for the year ending December 31, 2009.	For	For	Management

Company	Cornerstone Strategic Value Fund, Inc.
Ticker:	CLM	Cusip:	21924B104
Meeting Date:	10/15/2008	Record Date:	8/18/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	To approve proposed one-for-four reverse stock split and the amendment to the articles of incorporation.	For	For	Management

2.00	In their discretion, the proxies are authorized to consider and vote upon such other matters as may properly come before the said meeting or any adjournment thereof.	For	For	Management

Company	Home Properties, Inc.
Ticker:	HME	Cusip:	437306103
Meeting Date:	5/5/2009	Record Date:	3/9/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Stephen R. Blank, (2) Josh E. Fidler, (3) Alan L. Gosule, (4) Leonard F. Helbig, III, (5) Norman P. Leenhouts, (6) Nelson B. Leenhouts, (7) Edward J. Pettinella, (8) Clifford W. Smith, Jr., (9) Paul L. Smith, (10) Amy L. Tait.

		For	For	Management

2.00	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2009.	For	For	Management

Company	Mid-America Apartment Communities, Inc.
Ticker:	MAA	Cusip:	59522J103
Meeting Date:	5/28/2009	Record Date:	3/20/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) H. Eric Bolton, Jr., (2) Alan B Graf, Jr., (3) John S. Grinalds, (4) Ralph Horn, (5) Simon R.C. Wadsworth.	For	For	Management

2.00	Ratification of Ernst & Young LLP as Mid-America’s independent registered public accounting firm for 2009.	For	For	Management

3.00	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting.	For	For	Management

Company	SL Green Realty Corporation
Ticker:	SLG	Cusip:	78440X101
Meeting Date:	6/11/2009	Record Date:	3/30/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Stephen L. Green, (2) John H. Alschuler, Jr.	For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

Company	Vornado Realty Trust
Ticker:	VNO	Cusip:	929042109
Meeting Date:	5/14/2009	Record Date:	3/13/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Steven Roth, (2) Michael D. Fascitelli, (3) Russell B. Wight, Jr.	For	For	Management

2.00	Ratification of selection of independent registered public accounting firm.	For	For	Management

3.00	Shareholder proposal regarding majority voting for trustees.	Against	Against	Shareholder

4.00	Shareholder proposal regarding the appointment of an independent chairman.	Against	Against	Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Preferred Dividend Fund

/s/Adam D. Portnoy	/s/Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 19, 2009